PROPERTY, EQUIPMENT AND SOFTWARE (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 798,369	$ 1,129,724
Office Building [Member]
Property, Plant and Equipment [Line Items]
Asset collateral amount	$ 2,400,000